Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Beginning of the year	¥ 314,505	¥ 319,668
Acquisition of subsidiary		18,124
Additions	55,702	144,269
Disposals, net	(3,075)	(39,328)
Depreciation charge	(138,531)	(127,386)	¥ (93,939)
Exchange difference	(4,317)	(842)
End of the year	224,284	314,505	319,668
Cost
Property and equipment
Beginning of the year	527,885	410,809
End of the year	559,520	527,885	410,809
Accumulated amortization
Property and equipment
Beginning of the year	(212,538)	(91,141)
End of the year	(330,077)	(212,538)	(91,141)
Exchange difference
Property and equipment
Beginning of the year	(842)
End of the year	(5,159)	(842)
Office and telecommunication equipment
Property and equipment
Beginning of the year	64,380	62,207
Acquisition of subsidiary		2,707
Additions	13,235	65,310
Disposals, net	(2,220)	(39,328)
Depreciation charge	(21,716)	(26,187)
Exchange difference	(2,640)	(329)
End of the year	51,039	64,380	62,207
Office and telecommunication equipment | Cost
Property and equipment
Beginning of the year	108,561	85,861
End of the year	103,462	108,561	85,861
Office and telecommunication equipment | Accumulated amortization
Property and equipment
Beginning of the year	(43,852)	(23,654)
End of the year	(49,454)	(43,852)	(23,654)
Office and telecommunication equipment | Exchange difference
Property and equipment
Beginning of the year	(329)
End of the year	(2,969)	(329)
Right of use properties
Property and equipment
Beginning of the year	181,997	208,409
Acquisition of subsidiary		13,938
Additions	38,646	46,479
Disposals, net	(855)
Depreciation charge	(97,924)	(86,688)
Exchange difference	(923)	(141)
End of the year	120,941	181,997	208,409
Right of use properties | Cost
Property and equipment
Beginning of the year	329,409	268,992
End of the year	362,322	329,409	268,992
Right of use properties | Accumulated amortization
Property and equipment
Beginning of the year	(147,271)	(60,583)
End of the year	(240,317)	(147,271)	(60,583)
Right of use properties | Exchange difference
Property and equipment
Beginning of the year	(141)
End of the year	(1,064)	(141)
Leasehold improvements
Property and equipment
Beginning of the year	68,128	49,052
Acquisition of subsidiary		1,479
Additions	3,821	32,480
Depreciation charge	(18,891)	(14,511)
Exchange difference	(754)	(372)
End of the year	52,304	68,128	49,052
Leasehold improvements | Cost
Property and equipment
Beginning of the year	89,915	55,956
End of the year	93,736	89,915	55,956
Leasehold improvements | Accumulated amortization
Property and equipment
Beginning of the year	(21,415)	(6,904)
End of the year	(40,306)	(21,415)	¥ (6,904)
Leasehold improvements | Exchange difference
Property and equipment
Beginning of the year	(372)
End of the year	¥ (1,126)	¥ (372)